Michael H. Bison T: 617.570.1933 F: 617.523.1231 mbison@goodwinprocter.com	Goodwin Procter LLP Exchange Place Boston, MA 02109 T: 617.570.1000 F: 617.523.1231

July 25, 2014

CONFIDENTIAL SUBMISSION Draft Registration Statement U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549	Confidential Submission Pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act and Section 24(b)(2) of the Securities Exchange Act of 1934

Re:	DBV Technologies S.A.
Confidential Submission of Draft Registration Statement on Form F-l

Ladies and Gentlemen:

On behalf of DBV Technologies S.A., a société anonyome incorporated under the laws of France (the “Company”), and in connection with the confidential submission of its draft registration statement on Form F-1 (the “Registration Statement”) on the date hereof, we hereby confidentially submit the draft Registration Statement pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act (the “JOBS Act”) and Section 24(b)(2) of the Securities Exchange Act of 1934, as amended, for non-public review by the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) prior to the public filing of the Registration Statement.

Pursuant to Title I, Section 101 of the JOBS Act, the Company is an “emerging growth company” that had total annual gross revenues of less than $1.0 billion during its fiscal year ended December 31, 2013. Therefore, the Company is permitted to make this confidential submission of the Registration Statement for review by the Staff, provided that the Registration Statement and all amendments thereto shall be publicly filed with the Commission not later than 21 days before the date on which the Company conducts a “road show,” as such term is defined in Title 17, Section 230.433(h)(4) of the Code of Federal Regulations.

Please direct all notices and communications with respect to this confidential submission to each of the following:

Dr. Pierre-Henri Benhamou Chief Executive Officer DBV Technologies S.A. Green Square-Bâtiment D 80/84 rue des Meuniers 92220 Bagneux France Telephone: +33 1 55 42 78 78

with a copy to:	Mitchell S. Bloom, Esq. Michael H. Bison, Esq. Goodwin Procter LLP Exchange Place Boston, MA 02109 Telephone: (617) 570-1933 Facsimile: (617) 523-1231

Please contact the undersigned at (617) 570-1933 or mbison@goodwinprocter.com if you have any questions regarding the foregoing.

Very truly yours,

/s/ Michael H. Bison
Michael H. Bison of Goodwin Procter LLP

cc:	Dr. Pierre-Henri Benhamou, Chief Executive Officer, DBV Technologies S.A.
David Schilansky, Chief Financial Officer, DBV Technologies S.A.
Qing Nian, Esq., Goodwin Procter LLP